Components of Income Tax by Geographic Location (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Domestic			$ 2,485	$ 1,096	$ (729)
Foreign			2,027	224	504
Income tax expense (benefit)	$ 1,706	$ 83	$ 4,512	$ 1,320	$ (225)